Stock-Based Compensation (Fair Value of Employee Stock Options Estimated Using Weighted Average Assumptions) (Details) - Employee Stock Options [Member]	12 Months Ended
	Aug. 31, 2015	Aug. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	3 years 22 days
Expected volatility, minimum	79.00%	83.00%
Expected volatility, maximum	83.00%	87.00%
Risk free interest rate, minimum	1.66%	1.62%
Risk free interest rate, maximum	2.06%	2.04%
Expected dividend yield	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	5 years 6 months	5 years 6 months
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	6 years 29 days	6 years 29 days